TRADE AND OTHER PAYABLES - Narrative (Details)			3 Months Ended		6 Months Ended
	Apr. 21, 2023 USD ($)	Apr. 21, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2023 USD ($)	Apr. 25, 2023 USD ($)	Apr. 24, 2023 USD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Initial upfront rebate			$ 20,475,469		$ 20,475,469						$ 0
Borrowings			159,354,331		159,354,331						110,673,348
Proceeds from long-term debt			43,058,254	$ 3,703,805	69,224,720	$ 3,703,805
Investissement Quebec Loan
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 19,575,340		19,575,340					$ 26,991,772	$ 10,381,986	$ 50,000,000
Investissement Quebec Loan | Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Proceeds from long-term debt	$ 7,013,566	$ 9,446,572
Reduction in intangible assets					$ 3,116,576
Environmental Protection Agency Fund Availability
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities							$ 500,000,000	$ 400,000,000	$ 945,000,000